Accounting policies - Change in accounting estimates (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Change in accounting estimates
Decrease in accounting estimates		$ (428)
Allowance for impairment losses
Change in accounting estimates
Decrease in accounting estimates		176
Provisions for off-balance sheet risk
Change in accounting estimates
Decrease in accounting estimates		436
Impaired loans
Change in accounting estimates
Decrease in accounting estimates		$ 438
Useful lives | ATMs
Change in accounting estimates
Useful lives	8 years	4 years
Decrease in depreciation charge recognized	$ 49